Cash Trust Series II

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

July 31, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:    Cash Trust Series II
          - Treasury Cash Series II
          - Municipal Cash Series II
          1933 Act File No. 33-38550
          1940 Act File No. 811-6269

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated July 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 14 on July 26, 2000.

     If you have any questions regarding this certification, please call me at (202) 778-9419.

Very Truly Yours,

/s/ Michell G. Fishman
Michell G. Fishman
Paralegal